Offerings - Offering: 1	Oct. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	5,000,000,000
Maximum Aggregate Offering Price	$ 5,000,000,000
Fee Rate	0.00015%
Amount of Registration Fee	$ 765,500
Offering Note

(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This registration fee table shall be deemed to update the “Calculation of Registration Fee Tables” in Welltower Inc.’s (the “Registrant”) registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022 and amended on May 3, 2023 (as so amended, the “Registration Statement”) in accordance with Rules 456(b) and 457(r) under the Securities Act.